INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percentage	28.07%	26.83%	31.50%	28.60%
Effective tax rate, statutory rate	28.07%		21.00%	21.00%
Valuation allowance			$ 2,346	$ 1,379
Federal loss carryforwards			0	0
Future state taxable income			74	67
Carryforwards for credits foreign jurisdictions			$ 2,346	$ 1,615